OTHER FINANCIAL ASSETS AT AMORTISED COST (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Amortised Cost

		Group
	2025	2024
	£m	£m
Asset backed securities	—	—
Debt securities	3,987	3,408
0	3,987	3,408